Note 9 - Leases	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
9.	LEASES

The Company enters into, in the normal course of business, various leases for domestic and international backbone services, office premises, network operation centers and data communications and other equipment. Certain leases that meet one
or more of the criteria set forth in the provision of ASC
840,
“Leases”, have been classified as capital leases and the others have been classified as operating leases.

A portion of the Company’s sales result from multi-year lease agreements under which the Company leased some network equipment to customers. The leases are classified as sale-type leases which the Company accounts for in accordance with ASC
840.

Operating Leases—
The Company has operating lease agreements with telecommunications carriers and others for the use of connectivity lines, including local access lines that customers use to connect to IIJ's network. The leases for domestic and international backbone connectivity are generally non-cancelable for a minimum one
-year lease period. The Company also leases its office premises, for which refundable lease deposits are capitalized as guarantee deposits, certain office equipment under non-cancelable operating leases, and its network operation centers under non-cancelable operating leases which expire on various dates through
2023.

Refundable guarantee deposits as of
March 31, 2016
and
2017
consist of the following:

	Thousands of Yen
	2016	2017

Head office	¥2,462,266	¥2,462,266
Sales and subsidiaries offices	551,242	518,759
Others	71,173	79,340

Total refundable guarantee deposits	¥3,084,681	¥3,060,365

Lease expenses related to backbone lines for the years ended
March 31, 2015,
2016
and
2017
amounted to
¥3,743,576
 thousand,
¥3,638,063
thousand and
¥3,421,807
thousand, respectively. Lease expenses for local access lines for the years ended
March 31, 2015,
2016
and
2017,
which are mainly attributable to Internet connectivity services and WAN services, amounted to
¥21,967,587
 thousand,
¥23,035,615
 thousand and
¥24,759,611
thousand, respectively. Other lease expenses for the years ended
March 31, 2015,
2016
and
2017
amounted to
¥6,988,368
 thousand,
¥6,880,307
thousand and
¥7,082,157
thousand, respectively.

The Company has subleased a part of its office premises. Lease expenses mentioned above have been reduced by sublease revenues totaling
¥29,521
thousand,
¥41,002
thousand and
¥52,928
thousand for the years ended
March 31, 2015,
2016
and
2017,
respectively.

Capital Leases—
The Company conducts its connectivity and other services by using data communications and other equipment leased under capital lease arrangements.

The Company sold ATM and data communications equipment procured from third
-party vendors, which amounted to
¥2,807,592
thousand and
¥3,635,690
thousand, to the leasing companies for the years ended
March 31, 2016
and
2017,
respectively, and concurrently entered into capital lease arrangements to lease the equipment back, which resulted in total lease payments of
¥2,755,182
thousand due by
April 2022
and
¥3,554,784
thousand due by
March 2022,
related to the lease contracts made in the years ended
March 31, 2016
and
2017,
respectively.

The fair values of the assets upon execution of the capital lease arrangements and accumulated depreciation amounted to
¥28,328,721
 thousand and
¥18,728,508
 thousand, respectively, at
March 31, 2016
and
¥32,854,630
thousand and
¥19,735,367
thousand, respectively, at
March 31, 2017.

Lessee Future Minimum Lease Payments—
As of
March 31, 2017,
the future lease payments under non-cancelable operating leases, including the aforementioned non-cancelable connectivity lease agreements and capital leases were as follows:

	Thousands of Yen
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2018	¥857,513	¥3,286,067	¥5,044,295
2019	492,168	3,027,303	4,240,647
2020	100,935	757,958	3,282,762
2021	–	113,476	2,147,828
2022	–	65,825	981,767
2023 and thereafter	–	155,627	7,833

Total minimum lease payments	¥1,450,616	¥7,406,256	15,705,132

Less amounts representing interest			(501,766)

Present value of net minimum capital lease payments			15,203,366
Less current portion			(4,818,723)

Noncurrent portion			¥10,384,643

Sales-Type Leases—
The components of the net investment in sales-type leases as of
March 31, 2016
and
2017
were as follows:

	Thousands of Yen
	2016	2017

Year ending March 31:
2018		¥863,259
2019		732,680
2020		471,140
2021		421,999
2022		416,186
2023		33,988

Total minimum lease payments to be received*	¥3,347,944	¥2,939,252
Estimated residual value of leased property (unguaranteed)	–	–
Less unearned income	(89,407)	(66,934)
Net investment in sales-type leases	3,258,537	2,872,318
Less current portion	(813,689)	(824,636)
Non-current net investment in sales-type leases	¥2,444,848	¥2,047,682

*Estimated executory costs, including profit thereon, of
¥646,079
thousand and
¥645,166
thousand were excluded from the total minimum lease payments to be received as of
March 31, 2016
and
2017,
respectively.